SCHEDULE OF INVESTMENT RELATED PARTY (Details) - GNQ INSILICO INC [Member] - USD ($)	3 Months Ended		8 Months Ended	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Balance, December 31, 2025	$ 371,151	$ 764,769	$ 2,126,250	$ 764,769
Loss on fair value of investment	27,373	168,965	(1,361,481)	(393,618)	$ 1,361,481
Balance, March 31, 2026	398,524		764,769	371,151	764,769
Trenchant Common Shares [Member]
Related Party Transaction [Line Items]
Balance, December 31, 2025	368,448	701,950	1,848,805	701,950
Loss on fair value of investment	30,068		(1,146,855)	(333,502)
Balance, March 31, 2026	398,516		701,950	368,448	701,950
Trenchant Warrants [Member]
Related Party Transaction [Line Items]
Balance, December 31, 2025	2,703	$ 62,819	277,445	62,819
Loss on fair value of investment	(2,695)		(214,626)	(60,116)
Balance, March 31, 2026	$ 8		$ 62,819	$ 2,703	$ 62,819